Mining interest schedules (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 2,231,831	$ 2,387,020
Property, plant and equipment, ending balance	2,274,730	2,231,831
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in associates beginning balance	104,236	76,235
Additions / Equity pick-up	15,813	28,001
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Investments in associates ending balance	120,049	104,236
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,336,067	2,463,255
Total property, plant and equipment and joint ventures, ending balance	2,394,779	2,336,067
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,771,828	3,540,389
Additions / Equity pick-up	473,746	336,171
Disposals / write-offs	(31,031)	(104,229)
Reclass / Mine restoration provision movements	(18,171)	(503)
Property, plant and equipment, ending balance	4,196,372	3,771,828
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	3,876,064	3,616,624
Additions / Equity pick-up	489,559	364,172
Disposals / write-offs	(31,031)	(104,229)
Reclass / Mine restoration provision movements	(18,171)	(503)
Total property, plant and equipment and joint ventures, ending balance	4,316,421	3,876,064
Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,539,997)	(1,153,369)
Depreciation	(397,045)	(391,626)
Disposals / write-offs	15,400	4,998
Property, plant and equipment, ending balance	(1,921,642)	(1,539,997)
Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,978,355	2,110,532
Property, plant and equipment, ending balance	1,833,216	1,978,355
Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,513,232	3,259,667
Additions / Equity pick-up	269,686	247,476
Disposals / write-offs	(15,488)	(6,069)
Reclass / Mine restoration provision movements	(18,171)	12,158
Property, plant and equipment, ending balance	3,749,259	3,513,232
Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,534,877)	(1,149,135)
Depreciation	(394,432)	(389,234)
Disposals / write-offs	13,266	3,492
Property, plant and equipment, ending balance	(1,916,043)	(1,534,877)
Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	230,056	252,328
Property, plant and equipment, ending balance	383,978	230,056
Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	230,056	252,328
Additions / Equity pick-up	168,487	87,043
Disposals / write-offs	(13,409)	(96,654)
Reclass / Mine restoration provision movements	(1,156)	(12,661)
Property, plant and equipment, ending balance	383,978	230,056
Office, furniture and equipment, net
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23,420	24,160
Property, plant and equipment, ending balance	26,820	23,420
Office, furniture and equipment, net | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	28,540	28,394
Additions / Equity pick-up	6,013	1,652
Disposals / write-offs	(2,134)	(1,506)
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	32,419	28,540
Office, furniture and equipment, net | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(5,120)	(4,234)
Depreciation	(2,613)	(2,392)
Disposals / write-offs	2,134	1,506
Property, plant and equipment, ending balance	(5,599)	(5,120)
Fekola Mine | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,035,438	1,099,575
Property, plant and equipment, ending balance	950,063	1,035,438
Fekola Mine | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,645,337	1,516,134
Additions / Equity pick-up	140,710	126,824
Disposals / write-offs	(12,898)	(2,508)
Reclass / Mine restoration provision movements	(3,204)	4,887
Property, plant and equipment, ending balance	1,769,945	1,645,337
Fekola Mine | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(609,899)	(416,559)
Depreciation	(221,119)	(193,401)
Disposals / write-offs	11,136	61
Property, plant and equipment, ending balance	(819,882)	(609,899)
Masbate Mine | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	636,012	685,139
Property, plant and equipment, ending balance	577,039	636,012
Masbate Mine | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,085,687	1,046,577
Additions / Equity pick-up	44,103	35,081
Disposals / write-offs	(1,032)	(284)
Reclass / Mine restoration provision movements	(14,245)	4,313
Property, plant and equipment, ending balance	1,114,513	1,085,687
Masbate Mine | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(449,675)	(361,438)
Depreciation	(88,610)	(88,450)
Disposals / write-offs	811	213
Property, plant and equipment, ending balance	(537,474)	(449,675)
Otjikoto Mine | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	306,905	325,818
Property, plant and equipment, ending balance	306,114	306,905
Otjikoto Mine | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	782,208	696,956
Additions / Equity pick-up	84,873	85,571
Disposals / write-offs	(1,558)	(3,277)
Reclass / Mine restoration provision movements	(722)	2,958
Property, plant and equipment, ending balance	864,801	782,208
Otjikoto Mine | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(475,303)	(371,138)
Depreciation	(84,703)	(107,383)
Disposals / write-offs	1,319	3,218
Property, plant and equipment, ending balance	(558,687)	(475,303)
Gramalote Project | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	119,866	95,435
Property, plant and equipment, ending balance	135,625	119,866
Gramalote Project | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	119,866	95,435
Additions / Equity pick-up	15,759	24,392
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	39
Property, plant and equipment, ending balance	135,625	119,866
Dandoko Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	58,292	0
Dandoko Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Additions / Equity pick-up	58,292
Disposals / write-offs	0
Reclass / Mine restoration provision movements	0
Property, plant and equipment, ending balance	58,292	0
Bakolobi Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	51,956	0
Bakolobi Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Additions / Equity pick-up	51,956
Disposals / write-offs	0
Reclass / Mine restoration provision movements	0
Property, plant and equipment, ending balance	51,956	0
Menankoto Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	33,739	28,991
Property, plant and equipment, ending balance	41,569	33,739
Menankoto Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	33,739	28,991
Additions / Equity pick-up	8,986	4,748
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	(1,156)	0
Property, plant and equipment, ending balance	41,569	33,739
Fekola Regional Property, pre-development | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	30,716	0
Fekola Regional Property, pre-development | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Additions / Equity pick-up	29,560
Disposals / write-offs	0
Reclass / Mine restoration provision movements	1,156
Property, plant and equipment, ending balance	30,716	0
Bantako North Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,351	6,191
Property, plant and equipment, ending balance	23,575	15,351
Bantako North Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,351	6,191
Additions / Equity pick-up	8,224	9,160
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	23,575	15,351
Finland Properties | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12,561	9,034
Property, plant and equipment, ending balance	22,523	12,561
Finland Properties | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12,561	9,034
Additions / Equity pick-up	9,962	3,527
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	22,523	12,561
Kiaka Royalty, Burkina Faso | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18,488	0
Property, plant and equipment, ending balance	18,488	18,488
Kiaka Royalty, Burkina Faso | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18,488	0
Additions / Equity pick-up	0	18,488
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	18,488	18,488
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	10,230
Property, plant and equipment, ending balance	10,230	10,230
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	10,230
Additions / Equity pick-up	0	0
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	10,230	10,230
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,802	4,131
Property, plant and equipment, ending balance	12,996	8,802
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,802	4,131
Additions / Equity pick-up	4,194	4,671
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	12,996	8,802
Kiaka Project | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	80,927
Property, plant and equipment, ending balance		0
Kiaka Project | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	80,927
Additions / Equity pick-up		4,639
Disposals / write-offs		(85,566)
Reclass / Mine restoration provision movements		0
Property, plant and equipment, ending balance		0
Ondundu Property | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	10,701
Property, plant and equipment, ending balance		0
Ondundu Property | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	10,701
Additions / Equity pick-up		7,904
Disposals / write-offs		(5,905)
Reclass / Mine restoration provision movements		(12,700)
Property, plant and equipment, ending balance		0
Other | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	11,019	6,688
Property, plant and equipment, ending balance	8,724	11,019
Other | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	11,019	6,688
Additions / Equity pick-up	11,114	9,514
Disposals / write-offs	(13,409)	(5,183)
Reclass / Mine restoration provision movements	0	0
Property, plant and equipment, ending balance	8,724	11,019
Calibre, Various
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in associates beginning balance	93,728	76,235
Additions / Equity pick-up	18,046	17,493
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Investments in associates ending balance	111,774	93,728
BeMetals
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in associates beginning balance	10,508	0
Additions / Equity pick-up		10,508
Additions / Equity pick-up	(2,233)
Disposals / write-offs	0	0
Reclass / Mine restoration provision movements	0	0
Investments in associates ending balance	$ 8,275	$ 10,508